Expense Example, No Redemption - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor New Insights Fund - Class A
Expense Example, No Redemption:
1 Year	$ 638
3 Years	771
5 Years	916
10 Years	1,339
Fidelity Advisor New Insights Fund - Class C
Expense Example, No Redemption:
1 Year	145
3 Years	449
5 Years	776
10 Years	1,492
Fidelity Advisor New Insights Fund - Class M
Expense Example, No Redemption:
1 Year	439
3 Years	627
5 Years	831
10 Years	1,419
Fidelity Advisor New Insights Fund - Class I
Expense Example, No Redemption:
1 Year	41
3 Years	128
5 Years	224
10 Years	505
Fidelity Advisor New Insights Fund - Class Z
Expense Example, No Redemption:
1 Year	29
3 Years	90
5 Years	157
10 Years	$ 356